STOCK OPTION PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	STOCK OPTION PLANS

2008 Stock Plan

The Company’s Board of Directors approved the 2008 Stock Plan (the “Plan”). Under the Plan, the Company may grant up to 307,466 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the 2008 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance December 31, 2014	143,974	$11.00	8.8	$47
Options granted
Employee	—	—	—
Non-employee	—	—	—
Options cancelled	(16,667)	15.00	—
Options exercised	—	—	—
Balance June 30, 2015	127,307	$11.00	8.5	$12

Options vested as of June 30, 2015	104,413

2012 Preferred Stock Plan

In July 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan (“Preferred Stock Plan”). The purposes of the Preferred Stock Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. These options currently vest over two or three years and cannot be converted into common shares or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of Series B Preferred stock converts into fifty shares of common stock.

The following table is a summary of activity under the Preferred Stock Plan:

	Preferred Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance – December 31, 2014	16,583	$92.03	7.8	$6,836
Preferred options cancelled	—	—	—
Preferred options granted
Employee	—	—	—
Non-Employee	—	—	—
Balance – June 30, 2015	16,583	$92.03	7.3	$3,525

Preferred options vested as of June 30, 2015	15,480

2014 Stock Plan

In August 2014, the Company adopted the 2014 Stock Plan (the “2014 Plan”), which was approved by the Company’s stockholder at the Company’s Annual Meeting in September 2014. Under the 2014 Plan, the Company may grant up to 1,025,868 common shares in the forms of incentive stock options, nonqualified stock options or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the 2014 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($000)
Balance – December 31, 2014	57,333	$13.50	9.8	$0
Options granted (weighted-average fair value of $12.48)
Employee	166,467	12.50	9.1
Non-Employee	15,000	12.30	0.8
Options cancelled	—	—	—
Options exercised	—	—	—
Balance June 30, 2015	238,800	$12.00	9.5	$0

Options vested as of June 30, 2015	46,325

Stock-based compensation expense for all plans is classified in the statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$103	$108	$295	$288
General and administrative	215	165	520	187
Total	$318	$273	$815	$475

At June 30, 2015, there was a total of approximately $2,732 of unrecognized compensation cost, related to non-vested stock option awards, which is expected to be recognized over a weighted-average period of approximately 2.7 years. The Company has estimated a forfeiture rate of 0% due to a low history of forfeitures and the majority of grants being held by senior level executives.

The fair value of the Company’s stock-based awards during the six months ended June 30, 2015 and 2014 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Weighted-average volatility	(1)%	302%	(1)%	89%-302%
Weighted-average expected term	(1)	5.75	(1)	5-5.75
Expected dividends	0%	0%	0%	0%
Risk-free investment rate	(1)%	1.96%	(1)%	1.73%-1.96%
(1)	There were no stock options issued during the three and six months ended June 30, 2015.

13.	Stock option planS

2008 Stock Plan

The Company’s Board of Directors approved the 2008 Stock Plan (the “Plan”). Under the Plan, the Company may grant up to 307,466 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the 2008 Plan:

			Weighted
	Common		Average	Aggregate
	stock		Remaining	Intrinsic
	options		Contractual	Value
	outstanding	Weighted Average Exercise Price ($)	Term (years)	($000)
Balance – December 31, 2012	12,194	$3.00	6.4
Options granted (weighted-average fair value of $0.52)
Employee	5,179	7.50	9.2
Non-employee	38,308	7.50	9.2
Options cancelled	(8,072)	1.50	—
Options exercised	1,333	7.50	—
Balance December 31, 2013	46,276	7.50	9.0	$0
Options granted (weighted-average fair value of $0.08)
Employee (1)	83,333	13.50	9.3
Non-employee	22,009	12.00	9.3
Options cancelled	(7,643)	10.50	—
Options exercised	—	—	—
Balance December 31, 2014	143,975	$12.00	8.8	$47

Options vested December 31, 2014	108,693

(1)
Includes 26,667 shares granted to Robert Farrell, the Company’s Chief Financial Officer, 13,333 of which are performance-based and vest upon continued service and achievement of a specific goal; and 13,333 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of these shares have an exercise price of $12.00.

The amount of awards available to grant under the Plan is 8,977 as of December 31, 2014.

2014 Stock Plan

In August 2014, the Company adopted the 2014 Stock Plan (the “2014 Plan”), which was approved by the Company’s stockholder at the Company’s Annual Meeting in September 2014. Under the 2014 Plan, the Company may grant up to 1,025,868 common shares in the form of incentive stock options, nonqualified stock options or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the fair value of the underlying common stock on the date of the grant. Options granted typically have a contractual life of 10 years and vest over periods ranging from being fully vested as of the grant date to four years.

The following table is a summary of activity under the 2014 Plan:

	Common Stock options outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (years)
Balance – December 31, 2013	—	—	—
Options granted (weighted-average fair value of $0.09)
Employee	57,333	$13.50	9.8
Non-Employee	—	—	—
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance December 31, 2014	57,333	13.50	9.8

Options vested as of December 31, 2014	4,773

The amount of awards available to grant under the 2014 Plan is 968,534 as of  December 31, 2014.

2012 Preferred Stock Plan

In July 2012, our Board of Directors adopted a new stock plan, the Management, Employee, Advisor and Director Preferred Stock Option Plan – 2012 Series B Convertible Preferred Stock Plan (“Preferred Stock Plan”). The purposes of the Preferred Stock Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Management, Employees, Advisors and Directors and to promote the success of our business. Certain current and former Management, Employees, Advisors and Directors were awarded a total of 1,248,000 options to purchase Series B Preferred shares on July 15, 2012, and an additional 1,200,000 options on November 4, 2012. These options currently vest over four years and cannot be converted into common shares or sold for two years from the date of the Designation of the Series B Preferred shares. Each share of Series B Preferred stock converts into fifty shares of common stock. The following table is a summary of activity under the Preferred Stock Plan:

			Weighted
	Preferred		Average
	Stock		Remaining
	Options	Weighted Average	Contractual
	Outstanding	Exercise Price ($)	Term (years)
Balance – December 31, 2012	2,448,000	$0.46	9.6
Preferred options granted (weighted-average fair value of $0.0237)
Employee	—	—	—
Non-employee	—	—	—
Preferred options cancelled	(160,500)	$0.23	—
Balance – December 31, 2013	2,287,500	0.47	8.5
Preferred options granted (weighted-average fair value of $1.61)
Employee	200,000	2.21	9.3
Non-employee	—	—	—
Preferred options cancelled	—	—	—
Balance – December 31, 2014	2,487,500	$0.61	8.1

Preferred options vested at December 31, 2014	1,986,068

The amount of awards available to grant under the Preferred Stock Plan is 512,500 as of December 31, 2014.

Stock-based compensation expense for all plans for the years ended December 31, 2014 and 2013 is classified in the statements of operations as follows:

	Year Ended December 31,
	2014	2013
Research and development	$412	$338
General and administrative	890	406
Total	$1,302	$744

At December 31, 2014, there was a total of $1,510 of unrecognized compensation cost net of estimated forfeitures related to un-vested stock-based awards, which is expected to be recognized over a weighted-average period of approximately 2.5 years.

The fair value of the Company’s stock-based awards during the twelve months ended December 31, 2014 and 2013 were estimated using the following assumptions:

	Year Ended December 31,
	2014	2013
Weighted-average volatility	288%	90%
Weighted-average expected term	5.8	5.0
Expected dividends	0%	0%
Risk-free investment rate	2%	2%
Expected forfeiture rate	0%	0%